Revenue	12 Months Ended
Mar. 31, 2021
Disclosure Of Revenue [Abstract]
Disclosure of revenue [text block]
22.	Revenue

	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
Rendering of services
Service revenue*	21,718,351	20,449,123	18,230,837
Installation service revenue	317,395	676,658	1,409,309
	22,035,746	21,125,781	19,640,146
Sale of products	2,283,796	1,826,286	1,906,739
	24,319,542	22,952,067	21,546,885

* Revenue from operating leases amount to ₹ Nil (March 31, 2021), ₹ Nil (March 31, 2020) and ₹ 19,983 (March 31, 2019)

Note: Revenue disaggregation as per business segment and geography has been included in segment information (See Note 30).